INCOME TAXES (Schedule Of Income Tax Expense) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INCOME TAXES [Abstract]
Current		(3,810,926)	30,828,412	17,461,835
Deferred	2,724,596	16,905,027	28,651,891	(33,478,109)
Income tax expense/(benefit)	$ 2,110,386	13,094,101	59,480,303	(16,016,274)